Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2015
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥231	¥—	¥231	¥231	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	2	0	2	0	2

Total	¥—	¥233	¥0	¥233	¥231	¥2

	Billions of yen
	September 30, 2015
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥273	¥—	¥273	¥273	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	2	0	2	0	2

Total	¥—	¥275	¥0	¥275	¥273	¥2

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2015	September 30, 2015
Fair value of retained interests(1)	¥208	¥250
Weighted-average life (Years)	5.4	6.4
Constant prepayment rate	6.1%	6.9%
Impact of 10% adverse change	(2.3)	(2.8)
Impact of 20% adverse change	(4.3)	(4.7)
Discount rate	2.4%	2.5%
Impact of 10% adverse change	(0.9)	(0.9)
Impact of 20% adverse change	(1.8)	(2.2)

(1)	The sensitivity analysis covers the material retained interests held of ¥208 billion out of ¥233 billion as of March 31, 2015 and ¥250 billion out of ¥275 billion as of September 30, 2015.
Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31, 2015	September 30, 2015
Assets
Trading assets
Equities	¥83	¥41
Debt securities	26	26
CMBS and RMBS	22	22

Total	¥131	¥89

Liabilities
Long-term borrowings	¥129	¥153

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2015	September 30, 2015
Consolidated VIE assets
Cash and cash equivalents	¥9	¥11
Trading assets
Equities	461	458
Debt securities	473	476
CMBS and RMBS	71	42
Derivatives	2	1
Private equity investments	1	1
Securities purchased under agreements to resell	1	0
Office buildings, land, equipment and facilities	15	14
Other	24	16

Total	¥1,057	¥1,019

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥1	¥0
Derivatives	11	3
Securities sold under agreements to repurchase	1	—
Long-term borrowings	750	738
Other	2	5

Total	¥765	¥746

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2015
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥123	¥—	¥123
Debt securities	237	—	237
CMBS and RMBS	2,521	—	2,521
Investment trust funds and other	387	—	387
Derivatives	0	—	2
Private equity investments	24	—	24
Loans	314	—	314
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	40

Total	¥3,610	¥—	¥3,652

	Billions of yen
	September 30, 2015
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥129	¥—	¥129
Debt securities	215	—	215
CMBS and RMBS	2,750	—	2,750
Investment trust funds and other	290	—	290
Derivatives	0	—	2
Private equity investments	25	—	25
Loans	335	—	335
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	69

Total	¥3,748	¥—	¥3,819